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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07868
Invesco Van Kampen Advantage Municipal Income Trust II

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/11

Item 1. Schedule of Investments.

Invesco Van Kampen Advantage Municipal
Income Trust II
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	VK-CE-AMINC2-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—171.46%

Alabama—2.02%
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGL) (a)(b)	5.00%	06/01/39	$2,375	$2,369,680
Birmingham (City of) Airport Authority; Series 2010, Airport RB (INS-AGM) (a)	5.25%	07/01/30	1,800	1,837,062
Health Care Authority for Baptist Health (The); Series 2009 A, RB (c)(d)	6.13%	05/15/12	1,450	1,502,258
Huntsville-Redstone Village (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facilities RB	5.50%	01/01/43	1,900	1,360,913
Mobile Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	4	—
Selma (City of) Industrial Development Board (Gulf Opportunity Zone); Series 2009 A, RB	6.25%	11/01/33	2,200	2,289,562
Valley (City of) Lanier Memorial Hospital Special Care Facilities Financing Authority (Lanier Memorial Hospital); Series 1997 A, RB	5.60%	11/01/16	1,000	938,990

				10,298,465

Alaska—0.34%
Northern Tobacco Securitization Corp.; Series 2006 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/46	2,895	1,750,896

Arizona—4.39%
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB (b)	5.00%	07/01/25	1,875	2,037,169
Series 2008 B, Highway RB (b)	5.00%	07/01/26	2,810	3,033,002
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	500	464,410
Series 2010, RB	5.13%	05/15/40	1,250	1,158,624
Glendale Industrial Development Authority; Series 2005 B, Ref. RB	5.00%	12/01/37	1,935	1,612,880
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (c)(d)	5.00%	07/01/14	2,425	2,631,222
Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. — Palo Verde); Series 2009 B, Ref. PCR (c)(d)	5.50%	05/01/12	1,325	1,367,532
Navajo (County of) Pollution Control Corp.;
Series 2009 C, PCR (c)(d)	5.50%	06/01/14	675	724,436
Series 2009 E, PCR (c)(d)	5.75%	06/01/16	800	898,800
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	690	621,311
Series 2009, Education RB	7.13%	01/01/45	660	597,359
Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2007, Water & Wastewater RB (e)	6.55%	12/01/37	2,500	2,207,600
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (b)	5.00%	01/01/28	2,305	2,481,747
South Campus Group Housing LLC (Arizona State Univeristy South Campus Project) Series 2003, Studend Housing RB (INS-NATL) (a)	5.63%	09/01/35	2,685	2,568,471

				22,404,563

Arkansas—0.35%
Arkansas (State of) (Collage Savings) Series 1996 A, Unlimited Tax CAB GO Bonds (f)(g)	0.00%	06/01/16	1,930	1,767,301

California—18.77%
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements);
Series 1997 C, Sub. Lease CAB RB (INS-AGM) (a)(f)	0.00%	09/01/19	6,000	3,934,740
Series 1997 C, Sub. Lease CAB RB (INS-AGM) (a)(f)	0.00%	09/01/21	7,195	3,997,398
Series 1997 C, Sub. Lease RB (INS-AGM) (a)	6.00%	09/01/16	1,300	1,462,318
Bay Area Government Association; Series 2004 A, Tax Allocation RB (INS-SGI) (a)	5.25%	09/01/35	2,095	1,558,617
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB (b)	5.00%	04/01/39	4,000	4,016,960
Series 2008 F-1, Toll Bridge RB	5.00%	04/01/39	2,715	2,726,512
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Beverly Hills (City of) Unified School District California (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	$900	$336,708
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization); Series 2006, Asset-Backed RB (h)	5.25%	06/01/21	2,750	2,473,900
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water RB (b)	5.00%	12/01/24	850	937,312
Series 2008 AE, Water RB (b)	5.00%	12/01/25	1,075	1,174,137
Series 2008 AE, Water RB (b)	5.00%	12/01/26	1,075	1,166,354
Series 2008 AE, Water RB (b)	5.00%	12/01/27	650	701,071
Series 2008 AE, Water RB (b)	5.00%	12/01/28	1,075	1,152,615
California (State of) Health Facilities Financing Authority (Catholic Health Care West); Series 2009 A, RB	6.00%	07/01/34	1,100	1,136,894
California (State of) Housing Finance Agency (Home Mortgage);
Series 2007 G, RB (e)	4.95%	08/01/23	6,000	5,699,400
Series 2007 G, RB (e)	5.05%	02/01/29	3,220	2,876,394
Series 2008 K, RB (e)	5.30%	08/01/23	3,550	3,481,165
Series 2008 K, RB (e)	5.45%	08/01/28	4,100	3,880,199
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2005 C, Waste Disposal RB (c)(e)	5.13%	11/01/23	3,000	3,068,130
California (State of) Public Works Board (Department of Corrections — State Prisons); Series 1993 A, Ref. Lease RB (INS-AMBAC) (a)	5.00%	12/01/19	4,000	4,201,360
California (State of) Public Works Board (Department of Mental Health Coalinga State Hospital); Series 2004 A, Lease RB	5.00%	06/01/24	3,750	3,748,950
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,450	1,648,664
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,300	1,395,095
Series 2009 A, Ref. Economic Recovery GO Bonds	5.25%	07/01/21	2,100	2,418,150
Daly (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier RB	6.50%	12/15/47	435	365,557
Florin (City of) Resource Conservation District (Elk Grove Water Service); Series 2003 A, COP (INS-NATL) (a)	5.00%	09/01/33	2,000	1,639,320
Foothill/Eastern Corridor Agency; Series 1999, Ref. Toll Road CAB RB (INS-NATL) (a)(f)	0.00%	01/15/18	5,000	3,211,100
Los Angeles (City of) Department of Water & Power;
Series 2003 A, RB (INS-NATL) (a)	5.13%	07/01/40	2,855	2,866,563
Series 2008 A-1, Power System RB (b)	5.25%	07/01/38	3,000	3,102,870
M-S-R Public Power Agency (San Juan); Series 2008 M, VRD RB (LOC-Dexia Credit Local) (i)(j)	0.45%	07/01/22	1,000	1,000,000
Morongo Band of Mission Indians (Enterprise Casino); Series 2008, RB (k)	5.50%	03/01/18	165	156,141
Oakland (Port of);
Series 2002 L, RB (d)(e)(l)	5.00%	11/01/12	610	650,248
Series 2002 L, RB (INS-NATL) (a)(e)	5.00%	11/01/32	4,890	4,334,105
Palomar Pomerado Health Care District; Series 2009, COP Bonds	6.75%	11/01/39	1,225	1,225,833
Riverside (County of) Asset Leasing Corp. (Riverside Hospital Project); Series 1997, Leasehold RB (INS-NATL) (a)(f)	0.00%	06/01/21	9,000	4,772,610
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. Airport RB	5.00%	07/01/34	1,600	1,554,064
San Francisco (City & County of) Airports Commission (San Francisco International Airport); Series 2008 A-4, Ref. RB (c)(d)(e)	6.50%	05/01/12	1,350	1,417,338
Southern California Public Power Authority (Southern Transmission); Series 2000 A, VRD Ref. Sub. RB (INS-AGM) (a)(i)	0.23%	07/01/23	500	500,000
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	1,000	647,380
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	11,050	6,851,663
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,350	2,416,458

				95,904,293

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—3.64%
Colorado (State of) Educational and Cutual Facilities Authority (Charter School Revenue Refunding and Improvement) (Pinnacle Charter School, Inc. Project); Series 2003, RB (INS-SGI) (a)	5.25%	06/01/23	$1,945	$1,965,870
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (a)(b)	5.00%	09/01/36	5,425	5,321,600
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, RB	5.00%	06/01/35	2,700	2,307,096
Colorado (State of) Health Facilities Authority (Portercare Adventist Health); Series 2001, Hospital RB (d)(l)	6.50%	11/15/11	2,250	2,335,500
Colorado (State of) Health Facilities Authority (Valley View Hospital Association Project); Series 2007, Hospital RB	5.13%	05/15/37	1,000	850,740
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/37	1,200	894,048
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.50%	01/15/30	1,500	1,574,535
Denver (City and County of); Seris 1991 D, Airport System RB (e)	7.75%	11/15/13	740	808,568
Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/34	1,200	1,207,440
Salida Hospital District; Series 2006, Hospital RB	5.25%	10/01/36	1,699	1,332,560

				18,597,957

Connecticut—0.65%
Connecticut (State of) Housing Finance Authority; Series 2010 D-2, Sub. Housing Mortgage Finance Program RB (e)	5.00%	05/15/31	1,800	1,777,572
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	1,550	1,554,216

				3,331,788

District of Columbia—2.96%
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/34	2,650	2,804,919
Series 2009, Hospital RB	6.50%	10/01/29	800	862,808
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility RB (INS-AGM/NATL/FGIC) (a)	5.50%	10/01/41	5,500	5,804,480
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGL) (a)(b)	5.00%	10/01/29	850	888,939
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGL) (a)(b)	5.00%	10/01/34	1,725	1,762,588
Metropolitan Washington Airports Authority; Series 2002 A, Airport System RB (INS-NATL/FGIC) (a)(e)	5.25%	10/01/32	3,000	3,006,090

				15,129,824

Florida—10.45%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	1,000	769,070
Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	1,405	1,277,623
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,420	2,594,361
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, Healthcare Facilities RB (INS-AMBAC) (a)	5.95%	07/01/20	420	436,510
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/26	1,305	1,391,247
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/27	1,325	1,404,725
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/28	1,440	1,517,573
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/32	2,500	2,569,650
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (e)	5.13%	06/01/27	1,800	1,774,890
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGL) (a)(b)(e)	5.38%	10/01/33	1,075	1,070,765
Series 2008 A, RB (INS-AGL) (a)(b)(e)	5.50%	10/01/38	2,425	2,376,112
Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.);
Series 2006, Ref. PCR (INS-AMBAC) (a)(c)(d)	5.00%	03/15/12	800	822,576
Series 2007 B, Ref. PCR (c)(d)	5.15%	09/01/13	900	964,125
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	$1,000	$956,430
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	705	719,037
Miami-Dade (County of) Miami International Airport; Series 2002, Aviation RB (INS-AGC/FGIC) (a)(e)	5.38%	10/01/32	11,500	11,362,460
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	610	596,580
Ocoee (City of) (Water and Sewer System Refunding and Improvement); Series 2003, RB (INS-AMBAC) (a)	5.13%	10/01/33	5,000	4,714,200
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. Health Care Facilities RB	5.38%	07/01/20	925	848,974
Series 2007, First Mortgage RB	5.50%	07/01/32	900	726,966
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,250	1,138,725
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (a)(b)	5.50%	10/01/23	2,900	3,279,465
Port St. Lucie (City of) (Southwest Annexation District No. 1); Series 2007 B, Special Assessment RB (INS-NATL) (a)	5.00%	07/01/33	2,100	1,761,312
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(c)(d)	5.35%	05/01/18	3,500	3,771,740
Reunion East Community Development District; Series 2005, Special Assessment RB (m)	5.80%	05/01/36	490	240,085
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (k)	5.25%	10/01/27	500	441,065
Seven Oaks Community Development District II (Pasco County); Series 2004 A, Special Assessment RB	5.88%	05/01/35	1,010	725,988
Sterling Hill Community Development (Hernando County); Series 2003 A, Capital Improvement RB	6.20%	05/01/35	900	784,170
Tolomato Community Development District;
Series 2007, Special Assessment RB	6.55%	05/01/27	1,000	653,990
Series 2007, Special Assessment RB	6.65%	05/01/40	840	507,209
Volusia (County of) Educational Facility Authority (Embry-Riddle Aeronautical University); Series 1999 A, RB	5.75%	10/15/29	1,180	1,180,861

				53,378,484

Georgia—4.45%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	400	406,840
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	725	737,398
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	220	223,995
Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	4,000	4,008,320
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,350	1,478,142
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,450	1,578,151
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,350	1,462,482
Georgia (State of) Municipal Electric Authority; Series 1993 B, RB (g)	5.70%	01/01/19	4,910	5,911,247
Private College & Universities Authority (Emory University); Series 2009 B, RB (b)	5.00%	09/01/29	4,000	4,306,160
Putnam (County of) Development Authority (Georgia Power Co.); Series 1996, PCR	5.10%	06/01/23	1,700	1,731,807
Richmond (County of) Development Authority (Asujaguar Student Housing LLC Project); Series 2004 A, Student Housing Facilities RB	5.25%	02/01/35	1,000	903,430

				22,747,972

Hawaii—2.44%
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 1997 A, Special Purpose RB (INS-NATL) (a)(e)	5.65%	10/01/27	10,430	10,270,734
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	2,250	2,188,687

				12,459,421

Idaho—0.85%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	850	956,616
Series 2008 A, RB	6.75%	11/01/37	1,100	1,196,701
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	915	760,365
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Idaho—(continued)
University of Idaho (The); Series 2011, Ref. General RB (c)(d)	5.25%	04/01/21	$1,270	$1,405,572

				4,319,254

Illinois—20.32%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Allocation RB	5.60%	01/01/23	1,450	1,213,374
Bolingbrook (Village of);
Series 1999 B, Unlimted Tax GO CAB Bonds (INS-NATL) (a)(f)	0.00%	01/01/32	1,365	342,588
Series 1999 C, Unlimted Tax GO CAB Bonds (INS-NATL) (a)(f)	0.00%	01/01/29	1,710	546,858
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, IDR	5.50%	11/01/40	800	743,960
Chicago (City of) (O’Hare International Airport);
Series 2005 A, Airport RB (INS-AGC/NATL) (a)(b)	5.25%	01/01/24	2,695	2,816,922
Series 2005 A, Airport RB (INS-AGC/NATL) (a)	5.25%	01/01/24	4,505	4,708,806
Series 2005 A, Airport RB (INS-AGC/NATL) (a)(b)	5.25%	01/01/25	6,350	6,583,617
Series 2005 A, Airport RB (INS-AGC/NATL) (a)	5.25%	01/01/25	10,650	11,041,813
Series 2005 A, Airport RB (INS-AGC/NATL) (a)(b)	5.25%	01/01/26	1,290	1,330,970
Series 2008 A, Airport RB (INS-AGM) (a)(b)	5.00%	01/01/33	4,400	4,403,476
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	12/01/27	4,425	4,393,096
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/27	3,850	3,822,241
Chicago (City of);
Series 2007 F, Ref. VRD Unlimited Tax GO Bonds (i)	0.30%	01/01/42	800	800,000
Series 2008 A, Unlimited Tax GO Bonds (INS-AGL) (a)(b)	5.20%	01/01/25	2,700	2,765,475
Series 2011, Tax Increment COP	7.13%	05/01/21	1,120	1,132,578
Cook (County of) School District No 100 Berwyn South Series 2004 D, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	12/01/23	3,345	3,712,515
Granite City (City of) (Waste Management, Inc.); Series 2002, Disposal RB (c)(d)(e)	3.50%	05/01/13	950	972,145
Illinois (State of); Series 2002 1st, Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	04/01/27	3,400	3,406,596
Illinois (State of) Developement Finance Authority (Community Rehab Providers Facilities Acquisition Program); Series 2000 A, RB	7.38%	07/01/25	790	762,832
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007 A, Ref. RB	5.75%	05/15/26	1,200	1,133,304
Illinois (State of) Finance Authority (Disposal Waste Management Inc.); Series 2005 A, Solid Waste RB (e)	5.05%	08/01/29	1,335	1,252,724
Illinois (State of) Finance Authority (Evangelical Hospital);
Series 1992, Ref. Health Facilities RB (g)	6.75%	04/15/17	1,485	1,761,789
Series 1992 C, RB (INS-AGM) (a)	6.75%	04/15/17	825	978,772
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. RB	5.50%	10/01/22	1,325	1,383,750
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (b)	5.38%	08/15/24	2,400	2,607,768
Series 2009 A, RB (b)	5.75%	08/15/30	1,700	1,795,353
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS RB	7.00%	11/15/15	1,900	1,879,252
Illinois (State of) Finance Authority (Resurrection Healthcare); Series 1999 A, RB (INS-AGM) (a)	5.50%	05/15/24	2,000	2,080,960
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,400	1,450,092
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	916,320
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,140	2,312,698
Illinois (State of) Finance Authority (Sherman Health Systems); Series 2007 A, RB	5.50%	08/01/37	3,000	2,672,880
Illinois (State of) Finance Authority (The Childern’s Memorial Hospital); Series 1993, Health Facilities RB (INS-NATL) (a)	6.25%	08/15/13	1,730	1,823,628
Illinois (State of) Finance Authority (University of Chicago Medical Center); Series 2011 C, RB	5.50%	08/15/41	2,595	2,621,002
Illinois (State of) Northern University (Hoffman Estates Education Center Project); Series 1993, COP (INS-AGM) (a)	5.40%	09/01/16	1,705	1,830,437
Peoria (City of), Moline (City of) and Freeport (City of); Series 1995 A, Collateralized Single Family Mortgage RB (INS-GNMA) (a)(e)	7.60%	04/01/27	85	86,272
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	3,625	3,606,150
Regional Transportation Authority; Series 1994 A, RB (INS-AMBAC) (a)	8.00%	06/01/17	5,000	6,215,550
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Will (County of) Elementary School District No122; Series 2001, Ref. Unlimited Tax GO Bonds (INS-NATL/FGIC) (a)	5.25%	11/01/20	$9,260	$9,389,640
Will-Kankakee Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (e)	7.00%	12/01/42	575	506,834

				103,805,037

Indiana—3.73%
Crown Point (City of) (Wittenberg Village); Series 2009 C-1, TEMPS Economic Development RB	7.25%	11/15/14	760	759,954
Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (b)	5.00%	11/15/36	4,600	4,509,012
Indiana (State of) Finance Authority (Indianapolis Power & Light Company); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	1,775	1,945,063
Indiana (State of) Finance Authority (Republic Services, Inc.); Series 2010 A, VRD Economic Development RB (c)(d)(e)	1.85%	09/01/11	2,235	2,235,000
Indiana (State of) Finance Authority; Series 1999, Ref. Exempt Facilities RB (e)	5.95%	08/01/30	1,500	1,500,150
Indiana (State of) Health Facility Financing Authority (Columbus Regional Hospital); Series 1993, Ref. RB (INS-AGM) (a)	7.00%	08/15/15	2,285	2,547,844
Petersburg (City of) (Indianapolis Power & Light Company); Series 1995, PCR (e)	5.95%	12/01/29	2,000	2,029,960
Southwest Parke Community School Building Corp. (First Mortgage); Series 2004, RB (INS-NATL/FGIC) (a)	5.25%	07/15/21	2,850	3,138,021
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, Hospital RB (k)	5.75%	09/01/42	500	396,945

				19,061,949

Iowa—0.30%
Pottawattamie (County of) (Christian Homes Incorporated); Series 2007 E, Ref. RB	5.75%	05/15/26	1,600	1,511,072

Kansas—1.33%
Kansas (State of) Development Finance Authority (Adventist Health); Series 2009, Hospital RB	5.75%	11/15/38	2,800	2,957,136
Kansas (State of) Development Finance Authority (Kansas Projects); Series 2002 N, RB (d)(l)	5.25%	10/01/12	3,615	3,849,650

				6,806,786

Kentucky—2.16%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGL) (a)	5.75%	12/01/28	1,700	1,785,272
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital Facilities RB	6.50%	03/01/45	1,700	1,697,467
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS-AGL) (a)	5.25%	02/01/24	1,810	1,980,774
Series 2009, Ref. RB (INS-AGL) (a)	5.25%	02/01/25	2,035	2,196,396
Louisville/Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	3,180	2,859,710
Mount Sterling (City of) (Kentucky League of Cities Funding Trust Lease Program); Series 1993 B, RB	6.10%	03/01/18	500	539,535

				11,059,154

Louisiana—5.60%
Lafayette (City of); Series 2004, Utilities RB (INS-NATL) (a)	5.25%	11/01/21	5,000	5,387,250
Louisiana (State of) Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGL) (a)	6.75%	06/01/26	2,250	2,614,545
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Parking Facilities Corp. Garage Project); Series 2001 A, RB (INS-AMBAC) (a)	5.38%	10/01/31	2,495	2,304,732
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Southeastern Student Housing); Series 2004 A, RB (INS-NATL) (a)	5.25%	08/01/24	5,970	6,065,878
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,250	1,255,500
Louisiana (State of) Rapides Finance Authority (Cleco Power LLC); Series 2007, RB (c)(d)(e)	5.25%	03/01/13	2,100	2,195,256
New Orleans (City of); Series 2002, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.13%	09/01/21	6,000	6,082,440
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana—(continued)
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	$2,775	$2,679,179

				28,584,780

Maryland—2.48%
Maryland (State of) Economic Development Corp. (Aviation Administraction Facilities); Series 2003, Lease RB (INS-AGM) (a)(e)	5.38%	06/01/20	5,000	5,296,850
Maryland (State of) Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,095	1,067,067
Maryland (State of) Economic Development Corp. (Transportation Facilities); Series 2010 A, Economic Development RB	5.38%	06/01/25	775	748,030
Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art Issue); Series 2006, RB	5.00%	06/01/40	770	689,966
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	940	822,998
Maryland (State of) Transportation Authority (Baltimore/Washington International Airport); Series 2002 B, Airport Parking RB (INS-AMBAC) (a)(e)	5.13%	03/01/24	4,000	4,057,920

				12,682,831

Massachusetts—3.27%
Massachusetts (State of) Bay Transportation Authority (General Transportation Systems); Series 1994 A, RB	6.25%	03/01/12	1,200	1,253,052
Massachusetts (State of) Development Finance Agency (Linden Ponds Inc.); Series 2007 A, RB	5.75%	11/15/35	450	253,013
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	900	966,105
Massachusetts (State of) Development Finance Agency; Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	990	982,951
Massachusetts (State of) Health & Educational Facilities Authority (Covenant Health Care Systems); Series 2002, RB	6.00%	07/01/31	1,380	1,389,080
Massachusetts (State of) Health & Educational Facilities Authority (Saint Memorial Medical Center); Series 1993 A, RB	6.00%	10/01/23	1,275	1,086,122
Massachusetts (State of) Health & Educational Facilities Authority (Tufts University); Series 2008 N-2, VRD RB (i)	0.08%	08/15/34	500	500,000
Massachusetts (State of) Industrial Finance Agency (American Hingham Water Treatment);
Series 1995, RB (e)	6.90%	12/01/29	925	925,037
Series 1995, RB (e)	6.95%	12/01/35	925	915,241
Massachusetts (State of) Municipal Wholesale Electric Co. (Project 6); Series 2001, Supply System RB (INS-NATL) (a)	5.25%	07/01/16	2,000	2,053,440
Massachusetts (State of) School Building Authority; Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (a)(b)	4.50%	08/15/35	6,590	6,395,595

				16,719,636

Michigan—2.73%
Detroit (City of);
Series 2001 C-1, Ref. Sewage Disposal System Sr. Lien RB (INS-AGM) (a)	7.00%	07/01/27	2,450	2,863,805
Series 2003 C, Water Supply Systems RB	5.25%	07/01/19	2,790	2,861,759
Eastern Michigan University Board of Regents; Series 2009 B, Ref. VRD General RB (LOC-JPMorgan Chase Bank, N.A.) (i)(j)	0.15%	03/01/49	1,000	1,000,000
Michigan (State of) Kent Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (c)(d)	5.25%	01/15/14	1,000	1,094,670
Series 2008 A, RB (c)(d)	5.50%	01/15/15	500	563,080
Taylor Building Authority; Series 2000, RB (INS-AMBAC) (a)	6.00%	03/01/13	2,285	2,462,384
Troy Downtown Development Authority; Series 2001, Ref. Develompemnt Tax Allocation RB (INS-NATL) (a)	5.50%	11/01/15	3,090	3,096,458

				13,942,156

Minnesota—1.16%
Chisago (City of) (CDL Homes LLC); Series 2007, Health Care Facilities RB	6.00%	08/01/42	375	327,660
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—(continued)
Minneapolis (City of) & St. Paul (City of), Minnesota Housing & Redevelopment Authority (Allina Health System); Series 2009 B-1, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.) (i)(j)	0.14%	11/15/35	$1,000	$1,000,000
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Healthcare System RB	6.38%	11/15/23	2,050	2,293,314
Series 2008 A, Healthcare System RB	6.63%	11/15/28	1,350	1,472,823
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	900	821,862

				5,915,659

Mississippi—0.44%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 C, VRD Gulf Opportunity Zone IDR (i)	0.11%	12/01/30	400	400,000
Mississippi (State of) Development Bank (Hospital Imporvement); Series 2002, Special Obligation RB (INS-NATL) (a)	5.25%	07/01/32	1,845	1,852,675

				2,252,675

Missouri—3.81%
Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Care Facilities RB	5.63%	06/01/27	325	316,482
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,700	1,458,413
Cole (County of) Industrial Development Authority (Lutheran Senior Services-Heisinger); Series 2004, Sr. Living Facilities RB	5.50%	02/01/35	625	570,288
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. IDR	5.50%	09/01/28	1,670	1,762,935
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS Retirement Community RB	7.50%	11/15/16	1,800	1,812,906
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	835	799,312
Missouri (State of) Development Finance Board (Crackerneck Creek Project); Series 2005 C, Infrastructure Facilities Tax Allocation RB	5.00%	03/01/26	2,500	2,512,550
Missouri (State of) Health & Educational Facilities Authority (Senior Living Facilities-Lutheran); Series 2010, RB	5.50%	02/01/42	1,100	976,998
Missouri (State of) Health and Educational Facilities Authority (Columbia Arena Project); Series 2001, Educational Facilities RB	5.00%	11/01/16	2,195	2,234,861
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point Project); Series 2006, RB (INS-NATL) (a)	5.00%	01/01/27	4,625	4,617,369
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Tax Increment Allocation RB	5.75%	11/01/27	700	630,483
St. Louis (County of) (Collateralized Mortgage); Series 1993 H, Ctfs. Recepit RB (e)(g)	5.40%	07/01/18	1,500	1,787,295

				19,479,892

Nebraska—1.04%
Omaha (City of) Public Power District; Series 2006 A, Electricity RB (b)	5.00%	02/01/34	5,235	5,314,886

Nevada—2.81
Clark (County of) (Alexander Dawson School Project); Series 2003, Economic Development RB	5.38%	05/15/33	2,000	2,003,060
Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS-AMBAC) (a)(e)	5.25%	07/01/34	7,000	6,388,830
Las Vegas (Valley of) Water District; Series 2003 B, Ref. RB (INS-NATL) (a)	5.00%	06/01/27	4,375	4,464,031
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	1,750	1,508,500

				14,364,421

New Hampshire—0.70%
New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS-AMBAC) (a)(e)	6.30%	05/01/22	800	801,176
New Hampshire (State of) Business Finance Authority (United Illuminating Co.);
Series 1997, PCR (c)(d)(e)	7.13%	02/01/12	800	829,616
Series 2009 A, Ref. PCR (c)(d)(e)	6.88%	02/01/12	570	590,115
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Hampshire—(continued)
New Hampshire (State of) Health & Education Facilities Authority (Health Care System- Covenant Health); Series 2004, RB	5.50%	07/01/34	$1,400	$1,362,480

				3,583,387

New Jersey—5.29%
New Jersey (State of) Economic Development Authority (Motor Vehicle); Series 2004 A, Motor Vehicle RB (INS-BHAC/MBIA) (a)(b)	5.25%	07/01/26	6,625	7,732,435
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC — Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	1,800	1,673,298
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB (g)	6.75%	07/01/19	2,500	3,125,425
New Jersey (State of) Housing & Mortgage Finance Agency (Single Family Housing); Series 2008 X, RB (e)	5.10%	10/01/23	4,000	4,038,480
Salem (County of) Pollution Control Financing Authority (Public Service); Series 1994 E&G, RB (INS-NATL) (a)(e)	5.45%	02/01/32	10,750	10,444,270

				27,013,908

New Mexico—1.05%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	2,275	2,168,985
Jicarilla Apache Nation; Series 2003 A, RB (k)	5.00%	09/01/18	1,500	1,579,035
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)	6.38%	08/01/32	1,500	1,626,585

				5,374,605

New York—8.49%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	1,480	1,489,176
Series 2009, PILOT RB	6.38%	07/15/43	620	629,170
Metropolitan Transportation Authority;
Series 2002 A, Ref. RB (INS-NATL) (a)	5.25%	11/15/31	7,000	7,029,470
Series 2009 B, Dedicated Tax RB	5.25%	11/15/29	2,000	2,118,180
New York (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 B, Liberty RB	6.75%	03/01/15	2,000	2,010,880
New York (City of) Municipal Water Finance Authority; Series 2005 D, RB (b)	5.00%	06/15/38	5,000	5,042,600
New York (City of); Series 2008 I-1, Unlimited Tax GO Bonds (b)	5.00%	02/01/26	5,440	5,785,712
New York (State of) Mortgage Agency (Homeowners Mortgage Agency); Series 2007 145, RB (e)	5.13%	10/01/37	1,000	965,600
New York (State of) Thruway Authority;
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/26	2,000	2,169,520
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/27	2,250	2,428,065
New York (State of) Urban Development Corp.; Series 1995, Ref. RB	5.70%	04/01/20	5,000	5,789,850
New York City (City of) Municipal Water Finance Authority; Series 2010 FF, Water & Sewer RB	5.00%	06/15/31	3,000	3,159,300
New York City (City of); Subseries 1993 E-5, VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.) (i)(j)	0.10%	08/01/17	2,500	2,500,000
Port Authority of New York & New Jersey (JFK International Air Terminal, LLC); Series 2010, Special Obligation RB	6.00%	12/01/36	2,250	2,264,895

				43,382,418

North Carolina—0.13%
North Carolina (State of) Medical Care Commission (Southminister); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	795	655,644

North Dakota—0.19%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	985,130

Ohio—6.87%
Allen (County of) (Catholic Healthcare); Series 2010 B, VRD Hospital Facilities RB (LOC-JP Morgan Chase & Co.) (i)(j)	0.11%	10/01/31	500	500,000
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)
Cuyahoga (County of) (Cleveland Clinic); Series 2004 B1, VRD RB (i)	0.12%	01/01/39	$1,900	$1,900,000
Dayton (City of) (James M. Cox Dayton); Series 2003 C, Ref. RB (INS-RADIAN) (a)(e)	5.25%	12/01/27	1,000	997,810
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011, Hospital RB	6.25%	12/01/34	875	882,114
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital RB (INS-AGM) (a)(b)	5.00%	04/01/24	3,600	3,731,076
Series 2006 A, Hospital RB (INS-AGM) (a)(b)	5.00%	02/01/24	3,325	3,447,427
Series 2006 B, Hospital RB (INS-AGM) (a)(b)	5.00%	02/01/24	3,350	3,473,381
Montgomery (County of) (Catholic Health); Series 2006 C-1, RB (INS-AGM) (a)(b)	5.00%	10/01/41	1,625	1,567,150
Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB	6.00%	11/15/28	1,740	1,820,353
Series 2009 A, RB	6.25%	11/15/39	1,100	1,141,701
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC/FGIC) (a)(b)(e)	4.80%	09/01/36	5,000	4,780,450
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	2,800	3,032,064
Ohio (State of) Air Quality Development Authority (Ohio Power Co. Galvin); Series 2010 A, Ref. RB (c)(d)(e)	2.88%	08/01/14	1,000	1,013,400
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, RB	5.75%	11/15/35	1,720	1,627,275
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, RB	6.75%	01/15/39	2,250	2,320,965
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 2008 F, Residential Mortgage RB (INS-GNMA/FNMA/FHLMC) (a)(b)	5.50%	09/01/39	1,646	1,690,623
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)(d)	5.88%	06/01/16	1,050	1,157,310

				35,083,099

Oregon—0.51%
Oregon (State of) Department of Administrative Services; Series 2002 C, Ref. COP (INS-NATL) (a)	5.25%	11/01/18	2,500	2,597,850

Pennsylvania—3.60%
Chester (County of) Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.) (i)(j)	0.12%	07/01/31	11,500	11,500,000
Delaware (State of) River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,100	1,105,676
Pennsylvania (State of) Turnpike Commission;
Series 2010 B-2, Conv. Sub. CAB RB (h)	0.00%	12/01/28	2,500	2,022,000
Series 2010 B-2, Conv. Sub. CAB RB (h)	0.00%	12/01/34	1,550	1,243,069
Philadelphia (City of), Pennsylvania Authority for Industrial Development (NewCourtland Elder Services); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (i)(j)	0.11%	03/01/27	2,500	2,500,000

				18,370,745

South Carolina—6.72%
Charleston (County of) Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, RB	5.25%	12/01/25	3,125	3,270,656
Series 2005, RB	5.25%	12/01/26	9,375	9,722,344
Greenville (City of); Series 2002, Ref. Improvement RB (INS-NATL) (a)	5.25%	04/01/21	3,115	3,232,186
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. Hospital & Improvement RB (INS-AGL) (a)	5.50%	02/01/38	1,000	1,014,590
South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.);
Series 2002 A, IDR (INS-AMBAC) (a)	5.20%	11/01/27	6,500	6,688,045
Series 2002 B, IDR (INS-AMBAC) (a)(e)	5.45%	11/01/32	3,750	3,626,588
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	2,200	2,208,140
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina—(continued)
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	$1,100	$833,008
South Carolina (State of) Jobs-Economic Development Authority (Woodlands at Furman); Series 2007 A, RB	6.00%	11/15/42	750	299,775
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 A, Ref. RB	5.00%	01/01/33	3,300	3,445,563

				34,340,895

Tennessee—4.22%
Chattanooga (City of) Health Educational & Housing Facilities Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.00%	10/01/25	2,130	1,975,277
Chattanooga (City of) Health Educational & Housing Facility Board (CDFI Phase I, LLC); Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	2,595	2,232,141
Elizabethton (City of) Health & Educational Facilities Board; Series 2000 B, Ref. & Improvement First Mortgage RB (d)(l)	8.00%	07/01/12	1,270	1,391,221
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance);
Series 2000 A, Ref. First Mortgage Hospital CAB RB (INS-NATL) (a)(f)	0.00%	07/01/26	12,525	4,850,056
Series 2000 A, Ref. First Mortgage Hospital RB (d)(l)	7.50%	07/01/12	4,800	5,233,632
Series 2006 A, First Mortgage MTN Hospital RB	5.50%	07/01/36	2,975	2,669,884
Shelby (County of) Health Educational & Housing Facilities Board; Series 2004 B, RB (INS-AGM) (a)(b)	5.25%	09/01/27	3,100	3,203,757

				21,555,968

Texas—20.04%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (e)	4.85%	04/01/21	1,750	1,806,455
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGL) (a)	5.00%	08/15/18	1,400	1,549,842
Series 2009, Ref. & Improvement RB (INS-AGL) (a)	5.00%	08/15/19	1,600	1,756,528
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	750	792,322
Dallas-Fort Worth (Cities of) International Airport Facilities Improvement Corp.;
Series 2001 A, Ref. Improvement Airport RB (INS-BHAC/FGIC) (a)(e)	5.50%	11/01/31	8,000	8,008,160
Series 2002 C, Joint Airport RB (INS-NATL) (a)(e)	5.75%	11/01/18	775	777,682
Series 2002 C, Joint Airport RB (INS-NATL) (a)(e)	6.00%	11/01/23	1,500	1,505,490
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGL) (a)(b)	5.00%	08/15/37	5,850	5,950,445
Harris (County of) (Toll Road); Series A, Sr. Lien RB (b)	5.00%	08/15/25	4,350	4,689,039
Harris (County of) Cultural Education Facilities Finance Corp. (YMCA Greater Houston); Series 2008 A, VRD RB (LOC-JP Morgan Chase Bank) (i)(j)	0.13%	06/01/38	725	725,000
Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2007 B, VRD Hospital RB (LOC- JP Morgan Chase Bank, N.A.) (i)(j)	0.11%	11/15/47	275	275,000
Harris (County of) Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. Hospital RB	7.25%	12/01/35	925	1,021,006
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,100	1,140,623
Houston (City of);
Series 2000 A, Sub. Lien Airport System RB (INS-AGM) (a)(e)	5.63%	07/01/30	3,000	3,000,630
Series 2007 A, Ref. Utility System RB (INS-AGM) (a)(b)	5.00%	11/15/36	9,425	9,599,080
Judson Independent School District (School Building); Series 2008, Unlimited Tax GO Bonds (INS-AGL) (a)(b)	5.00%	02/01/37	3,700	3,744,326
Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	1,750	1,719,725
Matagorda (County of) Navigation District No. 1 (AEP Texas Central Company); Series 2008, Ref. PCR (c)(d)	1.13%	06/01/12	2,025	2,024,858
Matagorda (County of) Navigation District No. 1 (Houston Lighting & Power Company Project); Series 1997, Ref. RB (INS-AMBAC) (a)(e)	5.13%	11/01/28	5,000	4,991,200
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
McLennan (County of) Public Facility Corp.; Series 2009, RB	6.63%	06/01/35	$1,330	$1,427,476
Mission (City of) Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (c)(d)(e)	6.00%	08/01/13	1,000	1,078,830
North Central Texas Health Facility Development Corp. (Baylor Healthcare System Project); Series 2001 A, RB	5.13%	05/15/29	500	500,000
North Texas Tollway Authority (Special Projects System); Series 2011 A, RB	5.50%	09/01/36	3,180	3,362,246
North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,044,330
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,080,470
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,250	1,335,937
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	3,200	3,224,192
Series 2008 L-2, Ref. First Tier System RB (c)(d)	6.00%	01/01/13	1,750	1,867,740
Stafford Economic Development Corp.;
Series 2000, RB (INS-NATL) (a)	5.50%	09/01/30	3,960	4,068,940
Series 2000, RB (INS-NATL) (a)	6.00%	09/01/19	1,990	2,280,062
Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	914,220
Series 2007, Retirement Facility RB	5.75%	11/15/37	2,100	1,812,615
Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	7,000	6,464,500
Tarrant (County of) Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/25	500	415,675
Series 2009 B-2, Retirement Facility RB	6.50%	02/15/14	1,300	1,259,895
Tarrant (County of) Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGL) (a)	6.25%	07/01/28	3,600	3,844,656
Texas (State of) (Transportation Commission — Mobility Fund); Series 2008, Unlimited Tax GO Bonds (b)	5.00%	04/01/28	6,450	6,917,690
Texas Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,675	1,760,625
Tyler (City of) Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	3,100	2,631,341

				102,368,851

Utah—0.94%
Intermountain Power Agency; Series 2007 A, Ref. Power Supply CAB RB (f)(g)	0.00%	07/01/17	4,950	4,090,927
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	875	733,574

				4,824,501

Virginia—1.05%
Lexington (City of) Industrial Development Authority (Kendall at Lexington); Series 2007 A, Residential Care Facilities Mortgage RB	5.50%	01/01/37	550	441,903
Richmond Industrial Development Authority; Series 2001, Government Facilities RB (INS-AMBAC) (a)	5.00%	07/15/17	1,465	1,574,904
Virginia (State of) Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB	5.50%	06/01/26	1,520	1,690,468
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,638	1,663,799

				5,371,074

Washington—1.75%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (e)	5.50%	07/01/25	1,675	1,830,105
Kalispel Tribe Indians; Series 2008, Priority District Washington RB	6.63%	01/01/28	1,500	1,326,015
Spokane (City of) Public Facilities District; Series 2003, RB (INS-NATL) (a)	5.25%	09/01/33	3,000	3,019,860
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, Health Care Facilities Authority RB	6.25%	11/15/41	1,125	1,151,741
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008, Non-Profit RB (k)	6.00%	01/01/27	1,720	1,585,806

				8,913,527

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

West Virginia—1.33%
Harrison (County of) (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (e)	5.50%	10/15/37	$2,500	$2,259,000
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, Hospital RB	6.00%	10/01/20	1,100	1,079,903
Series 2008, Hospital RB	6.25%	10/01/23	1,270	1,236,396
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement Hospital RB	5.50%	06/01/34	1,160	1,170,451
Series 2009 C, Ref. & Improvement Hospital RB	5.50%	06/01/39	1,065	1,065,682

				6,811,432

Wisconsin—1.84%
Superior (City of) (Superior Water, Light & Power Company);
Series 2007 A, Ref. Collateralized Utility RB (e)	5.38%	11/01/21	500	511,814
Series 2007 B, Collateralized Utility RB (e)	5.75%	11/01/37	460	444,829
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (c)(d)	5.13%	08/15/16	1,100	1,212,552
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,340	1,417,988
Wisconsin (State of) Housing & Economic Development Authority;
Series 2008 A, Home Ownership RB (b)(e)	5.30%	09/01/23	3,100	3,204,563
Series 2008 A, Home Ownership RB (b)(e)	5.50%	09/01/28	1,365	1,382,131
Wisconsin (State of); Series 2009 A, General Appropriation RB	5.38%	05/01/25	1,125	1,242,854

				9,416,731

Wyoming—0.81%
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (e)	5.60%	12/01/35	2,790	2,728,564
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,350	1,424,546

				4,153,110

Puerto Rico—3.06%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, Power RB	5.25%	07/01/27	2,300	2,282,635
Series 2010 XX, Power RB	5.25%	07/01/40	2,300	2,175,524
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.;
Series 2009 A, First Sub. Sales Tax RB (c)(d)(l)	5.00%	08/01/11	3,125	3,150,219
Series 2010 A, First Sub. Sales Tax RB	5.38%	08/01/39	1,750	1,708,910
Series 2010 C, First Sub. Sales Tax RB	5.25%	08/01/41	4,000	3,824,919
Puerto Rico Sales Tax Financing Corp.; Series 2010 A, First Sub. Sales Tax RB	5.50%	08/01/42	2,500	2,481,350

				15,623,557

Virgin Islands—0.38%
Virgin Islands Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	1,975	1,961,886

TOTAL INVESTMENTS (n) —171.46 (Cost $870,189,257)				875,979,470

FLOATING RATE NOTE OBLIGATIONS (o) —(19.85)%
Notes with interest rates ranging from 0.18% to 0.43% at 05/31/11, and contractual maturities of collateral ranging from 09/01/23 to 10/01/41 (See Note 1E)				(101,435,000)

OTHER ASSETS LESS LIABILITIES—1.83%				9,352,437

PREFERRED SHARES—(53.44)%				(273,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$510,896,907

Investment Abbreviations:

AGC	— Assured Guaranty Corp.

AGL	— Assured Guaranty Ltd.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— American Municipal Bond Assurance Corp.*

BHAC	— Berkshire Hathaway Assurance Corp.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

CAB	— Capital Appreciation Bonds

Conv.	— Convertible

COP	— Certificates of Participation

FGIC	— Financial Guaranty Insurance Co.

FHLMC	— Federal Home Loan Mortgage Corp.

FNMA	— Federal National Mortgage Association

GNMA	— Government National Mortgage Association

GO	— General Obligation

IDR	— Industrial Development Revenue Bonds

INS	— Insurer

LOC	— Letter of Credit

MBIA	— MBIA Inc.

MFH	— Multi-Family Housing

MTN	— Medium-Term Notes

NATL	— National Public Finance Guarantee Corp.

PCR	— Pollution Control Revenue Bonds

PILOT	— Payment-in-Lieu-of-Tax

Radian	— Radian Asset Assurance, Inc.

RB	— Revenue Bonds

Ref.	— Refunding

SGI	— Syncora Guarantee, Inc.

Sr.	— Senior

Sub.	— Subordinated

TEMPS	— Tax-Exempt Mandatory Paydown Securities

VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1E.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Security subject to the alternative minimum tax.

(f)	Zero coupon bond issued at a discount.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(i)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(k)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $4,158,992, which represented 0.81% of the Trust’s Net Assets applicable to common shares.

(l)	Advance refunded.

(m)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2011 was $240,085, which represented 0.05% of the Trust’s Net Assets applicable to common shares.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

(n)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
National Public Finance Guarantee Corp.	17.77%
Assured Guaranty Municipal Corp.	10.30
American Municipal Bond Assurance Corp.*	6.79
Financial Guaranty Insurance Co.	5.22
Assured Guaranty Corp.	5.00

(0)	Floating rate note obligations related to securites held. The interest rates shown reflect the rates in effect at May 31, 2011. At May 31, 2011, the Trust’s investments with a value of $177,152,286 are held by the Dealer Trusts and serve as collateral for the $101,435,000 in floating rate note obligations at that date date.

*	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
Invesco Van Kampen Advantage Municipal Income Trust II

E.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to
Invesco Van Kampen Advantage Municipal Income Trust II

significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$875,979,470	$—	$875,979,470
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2011 was $29,215,257 and $38,553,050, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$30,820,826

Aggregate unrealized (depreciation) of investment securities	(23,743,366)

Net unrealized appreciation of investment securities	$7,077,460

Cost of investments for tax purposes is $868,902,010.
Invesco Van Kampen Advantage Municipal Income Trust II

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Advantage Municipal Income Trust II

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.